Consolidated Statements of Other Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net loss	$ (1,107,779)	$ (1,039,459)	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,389,150)	$ (25,358,972)
Other comprehensive loss, net of tax
Unrealized gain (loss) on foreign currency translation	(6,185)	645,276	62,001	716,652	803,314	(555,631)	311,812	373,813
Comprehensive loss	(1,113,964)	(394,183)	(2,907,821)	(2,052,544)	(3,247,648)	(4,692,138)	(22,077,338)	(24,985,159)
Less: Comprehensive income (loss) attributable to noncontrolling interest	(9,815)	(194,173)	(64,197)	44,828	168,823	(222,373)	(1,449,871)	(1,514,068)
Comprehensive loss attributable to SurePure, net of tax	$ (1,104,149)	$ (200,010)	$ (2,843,624)	$ (2,097,372)	$ (3,416,471)	$ (4,469,765)	$ (20,627,467)	$ (23,471,091)